SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Income Taxes (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Accrued interest and penalties	$ 0	$ 0